Accounts Receivable, Net - Schedule of Allowance of Credit Losses (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Allowance of Credit Losses [Abstract]
Beginning balance
Additions	9,125,428
Ending balance	¥ 9,125,428